Annual Fund Operating Expenses - NVIT Blueprint Capital Appreciation Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver/Expense Reimbursement	(0.10%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.94%
Class II Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver/Expense Reimbursement	(0.26%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.03%

[1]	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.10% of the management fee to which the Adviser would otherwise be entitled until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
[2]	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2022. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.